AST BOND PORTFOLIO 2025
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 89.0%
Asset-Backed Securities — 24.0%
Automobiles — 9.7%
AmeriCredit Automobile Receivables Trust,
Series 2018-02, Class C
3.590%	06/18/24	300	$ 315,239
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	203,481
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	400	422,280
Chesapeake Funding II LLC (Canada),
Series 2018-03A, Class A1, 144A
3.390%	01/15/31	244	251,877
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	37	37,411
Ford Credit Auto Owner Trust,
Series 2019-01, Class A, 144A
3.520%	07/15/30	200	218,629
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	100	105,733
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	251	254,335
			1,808,985
Collateralized Loan Obligations — 8.0%
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
1.298%(c)	04/30/31	250	246,947
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.244%(c)	04/24/31	250	247,757
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.322%(c)	04/20/31	250	244,749
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
1.513%(c)	01/17/30	248	245,443
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.635%(c)	10/25/28	500	498,234
			1,483,130
Consumer Loans — 1.2%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	97	97,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-02, Class A, 144A
3.010%	04/25/28	131	$ 133,062
			230,632
Credit Cards — 2.3%
Citibank Credit Card Issuance Trust,
Series 2018-A03, Class A3
3.290%	05/23/25	400	430,547
Student Loans — 2.8%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	400	422,779
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	19	18,690
Series 2020-A, Class A1FX, 144A
2.060%	05/15/46	69	69,633
			511,102

Total Asset-Backed Securities (cost $4,345,710)			4,464,396
Commercial Mortgage-Backed Securities — 27.4%
BANK,
Series 2017-BNK04, Class A1
2.002%	05/15/50	166	166,462
Series 2017-BNK07, Class A1
1.984%	09/15/60	30	30,509
Series 2018-BN14, Class A1
3.277%	09/15/60	105	108,588
Series 2018-BN15, Class A1
3.402%	11/15/61	428	442,342
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	51	51,388
Series 2017-CD05, Class A1
2.028%	08/15/50	109	110,229
Series 2017-CD06, Class A1
2.168%	11/13/50	14	14,330
CFCRE Commercial Mortgage Trust,
Series 2017-C08, Class A1
1.965%	06/15/50	19	18,895
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	250	278,287
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	46	46,302
Series 2016-C02, Class A1
1.499%	08/10/49	41	41,486
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	88	94,752
Series 2014-UBS02, Class A2
2.820%	03/10/47	—(r )	290
A1

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS04, Class A2
2.963%	08/10/47	3	$ 3,053
Series 2014-UBS06, Class A4
3.378%	12/10/47	265	287,551
Series 2015-CR26, Class A3
3.359%	10/10/48	164	178,740
Series 2016-DC02, Class A1
1.820%	02/10/49	12	11,932
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	62	61,756
Series 2017-C06, Class A1
1.907%	06/10/50	203	204,316
Fannie Mae-Aces,
Series 2018-M04, Class A1
3.047%(cc)	03/25/28	126	136,012
GS Mortgage Securities Trust,
Series 2014-GC20, Class A4
3.721%	04/10/47	18	18,349
Series 2014-GC22, Class A3
3.516%	06/10/47	44	44,298
Series 2017-GS07, Class A1
1.950%	08/10/50	92	92,784
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	19	19,749
Series 2014-C19, Class A3
3.669%	04/15/47	90	91,023
Series 2014-C21, Class A4
3.493%	08/15/47	145	153,467
Series 2014-C24, Class A4A1
3.373%	11/15/47	430	461,170
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	282	283,646
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	15	15,395
Series 2017-C07, Class A1
2.081%	10/15/50	46	46,841
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	319	331,238
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	383	387,441
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	155	170,612
Series 2016-C30, Class A1
1.389%	09/15/49	115	114,757
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	88	88,274
Series 2016-C34, Class A1
1.423%	06/15/49	19	18,903
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-C35, Class A1
1.392%	07/15/48	96	$ 95,900
Series 2017-C38, Class A1
1.968%	07/15/50	59	59,338
Series 2017-C41, Class A3
3.210%	11/15/50	300	327,322

Total Commercial Mortgage-Backed Securities (cost $4,823,191)			5,107,727
Corporate Bonds — 16.0%
Agriculture — 0.7%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	120	137,733
Banks — 4.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.366%(ff)	01/23/26	85	92,880
Sub. Notes, MTN
4.000%	01/22/25	65	72,317
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	65	62,908
Sub. Notes
4.400%	06/10/25	75	84,386
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	95	99,119
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	50	56,731
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	20	19,433
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	20	18,877
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	200	210,365
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26	130	149,908
			866,924
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	120	141,066
Commercial Services — 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	70	77,719

A2

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 1.7%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	145	$ 165,359
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	140	148,218
			313,577
Insurance — 0.1%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	19	22,950
Media — 1.6%
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	125	143,346
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	150	161,654
			305,000
Multi-National — 0.4%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	75	77,914
Pharmaceuticals — 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	150	163,346
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	60	67,328
4.500%	02/25/26	40	46,639
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	135	152,155
4.100%	03/25/25	49	55,344
			484,812
Pipelines — 1.3%
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	110	120,485
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	105	116,370
			236,855
Telecommunications — 1.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.350%	03/01/29	120	140,958
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	150	$ 164,562
			305,520

Total Corporate Bonds (cost $2,716,407)			2,970,070
Residential Mortgage-Backed Security — 1.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	168	182,870
(cost $170,455)
U.S. Government Agency Obligations — 5.7%
Federal National Mortgage Assoc.
2.500%	02/05/24(k)	490	526,412
2.875%	09/12/23	500	538,765

Total U.S. Government Agency Obligations (cost $990,445)			1,065,177
U.S. Treasury Obligations — 14.9%
U.S. Treasury Bonds
3.000%	05/15/45	1,405	1,881,163
3.625%	02/15/44(k)	35	51,138
U.S. Treasury Notes
0.125%	09/30/22	145	144,989
2.125%	05/15/25(k)	275	298,590
2.375%	08/15/24(k)	225	243,826
U.S. Treasury Strips Coupon
2.394%(s)	11/15/43	2	1,419
3.079%(s)	11/15/34(k)	190	162,502

Total U.S. Treasury Obligations (cost $2,720,686)			2,783,627

Total Long-Term Investments (cost $15,766,894)			16,573,867

	Shares
Short-Term Investments — 10.9%
Affiliated Mutual Fund — 10.6%
PGIM Core Ultra Short Bond Fund (cost $1,977,986)(w)	1,977,986	1,977,986
Options Purchased*~ — 0.3%
(cost $1,040)		63,433

Total Short-Term Investments (cost $1,979,026)		2,041,419

TOTAL INVESTMENTS—99.9% (cost $17,745,920)		18,615,286

Other assets in excess of liabilities(z) — 0.1%		11,138

Net Assets — 100.0%		$ 18,626,424

A3

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	182	$ 4,344
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	177	4,225
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	442	10,014
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	878	19,926
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	900	21,135
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	177	3,789
Total Options Purchased (cost $1,040)							$63,433
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
21	5 Year U.S. Treasury Notes	Dec. 2020	$2,646,656	$ 425
33	10 Year U.S. Ultra Treasury Notes	Dec. 2020	5,277,422	(4,070)
				(3,645)
Short Positions:
16	2 Year U.S. Treasury Notes	Dec. 2020	3,535,375	(1,548)
65	10 Year U.S. Treasury Notes	Dec. 2020	9,069,531	(16,724)
4	20 Year U.S. Treasury Bonds	Dec. 2020	705,125	2,248
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	1,552,688	10,052
				(5,972)
				$ (9,617)
A4

AST BOND PORTFOLIO 2025 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
11,070	06/10/25	2.467%(S)	3 Month LIBOR(2)(Q)	$ 986,179	$1,192,388	$206,209
1,965	05/11/30	2.000%(S)	3 Month LIBOR(2)(Q)	234,771	260,376	25,605
60	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(9,274)	(9,274)
				$1,220,950	$1,443,490	$222,540

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5